Related Party Transactions - Additional Information (Detail) - USD ($)						3 Months Ended
	Mar. 15, 2021	Feb. 26, 2021	Feb. 03, 2021	Jan. 29, 2021	Dec. 14, 2020	Mar. 11, 2021
Founder Shares [Member]
Related Party Transaction [Line Items]
Period after consummation of business combination within which shares shall not be transferred						150 days
Founder Shares [Member] | Restriction Period One [Member]
Related Party Transaction [Line Items]
Period after consummation of business combination within which shares shall not be transferred						1 year
Share price						$ 12.00
Number of consecutive trading days for determining the share price						20 days
Number of trading days						30 days
Founder Shares [Member] | IPO [Member]
Related Party Transaction [Line Items]
Common stock, shares subject to possible redemption						1,000,000
Percentage of common stock outstanding after IPO						20.00%
Founder Shares [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Common stock, shares subject to possible redemption						1,000,000
Sponsor [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Debt instrument face amount					$ 300,000
Long term borrowings						$ 300,000
Repayments of related party notes	$ 414,000
Advance from related party						114,000
Working Capital Loans [Member]
Related Party Transaction [Line Items]
Due to related parties current						0
Working Capital Loans [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Debt instrument conversion amount						$ 2,000,000.0
Debt conversion price per share						$ 10.00
Administrative Support Agreements [Member]
Related Party Transaction [Line Items]
Related party transaction amount of transaction						$ 10,000
Common Class B [Member]
Related Party Transaction [Line Items]
Common stock, shares outstanding						8,000,000
Common Class B [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Share dividend				$ 12,125,000
Shares surrendered		2,000,000	5,000,000
Common stock, shares outstanding						8,000,000
Common Class B [Member] | Sponsor [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Stock issued during period, founder shares					2,875,000
Payments of offering cost					$ 25,000